Securities Sold under Agreements to Repurchase	12 Months Ended
Dec. 31, 2022
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Securities Sold under Agreements to Repurchase
19	SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE

	As at 31 December 2022 RMB million	As at 31 December 2021 RMB million
Interbank market	101,641	181,121
Stock exchange market	47,317	58,325

Total	148,958	239,446

Maturing:
Within 30 days	148,958	237,371
More than 30 days within 90 days	—	2,075

Total	148,958	239,446

As at 31 December 2022, bonds with a carrying value of RMB110,104 million (as at 31 December 2021: RMB199,211 million) were pledged as collateral for financial assets sold under agreements to repurchase resulting from repurchase transactions entered into by the Group in the interbank market.
For debt repurchase transactions through the stock exchange, the Group is required to deposit certain exchange-traded bonds into a collateral pool with fair value converted at a standard rate pursuant to the stock exchange’s regulation which should be no less than the balance of the related repurchase transaction. As at 31 December 2022, the carrying value of securities deposited in the collateral pool was RMB269,925 million (as at 31 December 2021: RMB298,043 million). The collateral is restricted from trading during the period of the repurchase transaction.